UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5104



                          Capital World Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

CAPITAL WORLD BOND FUND(R)
Investment portfolio
June 30, 2005                                                         unaudited

                                                                                                   Principal amount    Market value
Bonds & notes -- 94.44%                                                                                       (000)           (000)

EURO -- 30.64%
German Government 5.00% 2005                                                                           Euro     820     US$     995
German Government 6.50% 2005                                                                                  9,000          11,008
German Government 4.50% 2006                                                                                  9,615          11,940
German Government 6.00% 2006                                                                                  2,250           2,784
German Government 6.00% 2007                                                                                  4,975           6,475
German Government 5.25% 2008                                                                                 10,750          13,972
German Government 4.50% 2009                                                                                    780           1,021
German Government 5.375% 2010                                                                                12,150          16,518
German Government 5.25% 2011                                                                                 56,930          78,198
German Government 5.00% 2012                                                                                 17,800          24,499
German Government 4.50% 2013                                                                                 39,500          52,984
German Government 6.25% 2024                                                                                 33,100          54,661
German Government 5.625% 2028                                                                                 3,235           5,097
German Government 6.25% 2030                                                                                 23,835          40,925
German Government 5.50% 2031                                                                                 10,000          15,788
France (Republic of) Treasury Note 5.00% 2006                                                                 7,600           9,324
French Government O.A.T. Eurobond 4.00% 2009                                                                 24,475          31,395
French Government O.A.T. Eurobond 5.00% 2011                                                                 31,720          43,427
French Government O.A.T. Eurobond Strip Principal 0% 2019                                                    15,200          11,282
French Government O.A.T. Eurobond 5.50% 2029                                                                    250             392
French Government O.A.T. Eurobond 4.75% 2035                                                                 17,270          24,853
French Government O.A.T. Eurobond 4.00% 2055                                                                  2,775           3,575
Netherlands Government Eurobond 5.75% 2007                                                                   14,960          19,159
Netherlands Government Eurobond 5.25% 2008                                                                    9,325          12,270
Netherlands Government Eurobond 3.75% 2009                                                                    7,645           9,735
Netherlands Government Eurobond 5.50% 2010                                                                    5,500           7,569
Netherlands Government Eurobond 5.00% 2012                                                                    5,245           7,210
Netherlands Government Eurobond 7.50% 2023                                                                    1,500           2,761
Netherlands Government Eurobond 5.50% 2028                                                                    2,560           3,982
General Motors Acceptance Corp. 6.00% 2008                                                                      410             484
General Motors Corp. 7.25% 2013                                                                              25,265          26,447
Spanish Government 4.80% 2006                                                                                 4,390           5,501
Spanish Government 6.00% 2008                                                                                 2,440           3,232
Spanish Government 5.40% 2011                                                                                   375             522
Spanish Government 6.15% 2013                                                                                11,500          16,957
Belgium (Kingdom of) 4.25% 2014                                                                               9,545          12,599
Hellenic Republic 8.80% 2007                                                                                  5,047           6,871
Hellenic Republic 8.60% 2008                                                                                  1,994           2,812
Hellenic Republic 7.50% 2013                                                                                  1,108           1,751
Banque Centrale de Tunisie 4.75% 2011                                                                         8,250          10,720
Allied Irish Banks, PLC 4.781% (undated)(1)                                                                   8,560          10,330
Telekom Austria AG 3.375% 2010                                                                         Euro   6,300     US$   7,761
Telekom Finanzmanagement GmbH 4.25% 2017                                                                      1,930           2,399
Ireland (Republic of) Eurobond 5.00% 2013                                                                     6,830           9,462
Holcim Finance (Luxembourg) SA 4.375% 2014                                                                    7,190           9,101
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred, Class B, 5.33% (undated)(1)            6,050           8,095
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009(2)                                                      5,157           6,905
Household Finance Corp. 5.125% 2009                                                                           1,000           1,320
HSBC Holdings PLC 5.375% 2012                                                                                 4,000           5,511
Edison SpA 7.125% 2007(1)                                                                                     2,500           3,305
Edison SpA 5.125% 2010                                                                                        2,400           3,193
Gaz Capital 5.875% 2015                                                                                       4,250           5,476
Sogerim SA 7.25% 2011                                                                                           750           1,085
Telecom Italia SpA 5.625% 2007                                                                                2,280           2,893
Telecom Italia SpA 6.25% 2012                                                                                 1,760           2,461
Royal Bank of Scotland PLC 4.875% 2009                                                                          750             978
Royal Bank of Scotland PLC 6.00% 2013                                                                           960           1,378
Royal Bank of Scotland PLC 5.125% (undated)(1)                                                                2,000           2,660
Essent NV 4.50% 2013                                                                                          3,835           4,985
PLD International Finance LLC 4.375% 2011                                                                     3,850           4,915
France Telecom 7.00% 2008(1)                                                                                  2,530           3,397
France Telecom 7.00% 2009                                                                                       900           1,277
BNP Paribas 5.25% 2014(1)                                                                                       250             329
BNP Paribas, noncumulative preferred 5.868% (undated)(1)                                                      3,000           4,183
mmO2 6.375% 2007                                                                                              3,150           4,032
Rheinische Hypothekenbank Eurobond 4.25% 2008(2)                                                              3,000           3,844
Ford Motor Credit Co. 5.50% 2006                                                                              1,250           1,531
Ford Motor Credit Co. 6.75% 2008                                                                              1,800           2,232
Barclays Bank PLC, noncumulative preferred 4.875% (undated)                                                   3,000           3,722
Vivendi Environnement 5.875% 2008                                                                             1,500           1,984
Veolia Environnement 4.875% 2013                                                                              1,175           1,564
Aries Vermogensverwaltungs GmbH, Series B, 7.75% 2009                                                         2,500           3,525
Finland (Republic of) 5.75% 2011                                                                              2,500           3,515
MBNA Europe Funding PLC 6.50% 2007                                                                            2,700           3,484
Saint-Gobain Nederland BV 5.00% 2010                                                                          1,000           1,325
Saint-Gobain Nederland BV 5.00% 2014                                                                          1,500           2,015
Kingfisher PLC 4.50% 2010                                                                                     2,600           3,310
Bayerische Vereinsbank 5.50% 2008(2)                                                                            750             979
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                                                1,250           1,770
HVB Funding Trust VIII 7.055% (undated)                                                                         360             518
Resona Bank Ltd. 3.75% 2015(1)                                                                                2,490           3,040
Tesco PLC 4.75% 2010                                                                                          2,250           2,958
Bulgaria (Republic of) 7.50% 2013                                                                             1,638           2,525
Bulgaria (Republic of) 7.50% 2013                                                                               250             385
Abbey National PLC, Series 5, 7.125% (undated)(1)                                                             2,000           2,877
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009                                                      2,150           2,732
E.ON International Finance BV 5.75% 2009                                                                      1,888           2,551
Anglian Water Services Financing PLC 4.625% 2013                                                              1,750           2,302
UPM-Kymmene Corp. 6.125% 2012                                                                                 1,520           2,117
Fortum Oyj 4.625% 2010                                                                                        1,590           2,078
Metro Finance BV 4.625% 2011                                                                                  1,525           1,978
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014(1)                                                            1,500           1,931
Sumitomo Mitsui Banking Corp. 4.375% 2014(1)                                                                  1,485           1,888
Dexia Municipal Agency 3.50% 2009(2)                                                                          1,428           1,794
NGG Finance PLC 6.125% 2011                                                                                   1,183           1,665
International Paper Co. 5.375% 2006                                                                           1,135           1,417
Stora Enso Oyj 5.125% 2014                                                                             Euro   1,000     US$   1,323
International Endesa BV 5.375% 2013                                                                             800           1,099
Ing Verzekeringen NV 6.25% 2021(1)                                                                              750           1,055
Telenet Communications NV 9.00% 2013                                                                            750           1,031
Deutsche Telekom International Finance BV 7.50% 2007(1)                                                         750             993
AEGON NV 4.625% 2008                                                                                            750             960
Diageo Capital BV 3.875% 2009                                                                                   750             946
Bank of America Corp. 3.625% 2008                                                                               750             937
Munich Re Finance BV 6.75% 2023(1)                                                                              610             882
DaimlerChrysler North America Holding Corp. 7.00% 2011                                                          600             861
Societe Generale 5.625% 2012                                                                                    440             614
Governor and Company of the Bank of Ireland 6.45% 2010                                                          415             581
UniCredito Italiano SpA 5.00% 2011(1)                                                                           455             570
JSG Holdings PLC 11.50% 2015(3)                                                                                 585             556
RWE Finance BV 6.125% 2012                                                                                      250             361
Lighthouse International Co. SA 8.00% 2014                                                                      250             313
                                                                                                                            801,764

JAPANESE YEN -- 8.40%
Japanese Government 0.10% 2005                                                                       Yen  3,396,800          30,648
Japanese Government 0.40% 2006                                                                               50,000             453
Japanese Government 0.50% 2007                                                                              873,950           7,946
Japanese Government 0.90% 2008                                                                            6,548,500          60,524
Japanese Government 1.80% 2010                                                                            2,267,500          21,829
Japanese Government 0.50% 2013                                                                            6,404,500          56,116
Japanese Government 1.50% 2014                                                                            2,912,800          27,284
Fannie Mae 2.125% 2007                                                                                      570,000           5,378
Ontario (Province of) 1.875% 2010                                                                           382,000           3,694
Spain (Kingdom of) 3.10% 2006                                                                               370,000           3,463
SHL 1999-1 Corp. Ltd., Class A-2, 0.753% 2024(1,2)                                                           54,670             494
SHL 1999-1 Corp. Ltd., Class A-3, 2.09% 2024(2)                                                              97,479             892
KfW International Finance Inc. 1.75% 2010                                                                   100,000             963
                                                                                                                            219,684

BRITISH POUNDS -- 5.37%
United Kingdom 8.50% 2005                                                                            Pound    3,110           5,671
United Kingdom 4.50% 2007                                                                                     2,300           4,150
United Kingdom 7.25% 2007                                                                                     2,375           4,570
United Kingdom 5.00% 2008                                                                                     3,650           6,704
United Kingdom 5.75% 2009                                                                                       250             479
United Kingdom 5.00% 2012                                                                                    13,500          25,438
United Kingdom 5.00% 2014                                                                                     6,175          11,772
United Kingdom 8.00% 2015                                                                                     7,290          17,300
United Kingdom 6.00% 2028                                                                                     2,000           4,542
United Kingdom 4.25% 2032                                                                                     4,125           7,452
United Kingdom 4.25% 2036                                                                                     1,600           2,898
Abbey National PLC 7.50% (undated)(1)                                                                         5,300          11,347
Abbey National PLC 7.50% (undated)(1)                                                                           450             905
Commerzbank AG 6.625% 2019                                                                                    5,000          10,190
SLM Private Credit Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039(2,4)                             2,400           4,473
France Telecom 7.75% 2011(1)                                                                                  1,750           3,556
J Sainsbury PLC 6.125% 2017                                                                                   1,850           3,384
Halifax Building Society 8.75% 2006                                                                             500             932
Halifax Building Society 11.00% 2014                                                                            650           1,651
Telecom Italia SpA 6.375% 2019                                                                                1,250           2,453
General Electric Capital Corp., Series A, 7.25% 2007                                                 Pound      350     US$     663
General Electric Capital Corp. 5.625% 2031                                                                      750           1,490
Cadbury Schweppes Finance PLC 4.875% 2010                                                                     1,000           1,790
UPM-Kymmene Corp. 6.625% 2017                                                                                   750           1,483
Wal-Mart Stores, Inc. 5.25% 2035                                                                                750           1,434
Tyco International Group SA 6.50% 2031                                                                          600           1,188
Lloyds TSB Bank PLC 6.625% 2015                                                                                 350             714
Lloyds TSB Bank PLC 5.125% (undated)(1)                                                                         145             263
Kingfisher PLC 5.625% 2014                                                                                      530             961
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                                       235             429
Koninklijke KPN NV, Series 7, 8.25% 2008                                                                        170             332
                                                                                                                            140,614

SWEDISH KRONOR -- 3.60%
Swedish Government 8.00% 2007                                                                           SKr  24,000           3,465
Swedish Government 5.00% 2009                                                                               357,090          50,196
Swedish Government 5.25% 2011                                                                               158,250          23,201
Swedish Government 6.75% 2014                                                                                49,000           8,162
AB Spintab 6.00% 2009                                                                                        62,800           9,087
                                                                                                                             94,111

NEW TURKISH LIRA -- 3.13%
Turkey (Republic of) Treasury Bill 0% 2005                                                               TRY 14,680          10,827
Turkey (Republic of) Treasury Bill 0% 2006                                                                    9,000           5,916
Turkey (Republic of) 20.00% 2007                                                                             35,898          28,994
Turkey (Republic of) 15.00% 2010                                                                             47,277          36,221
                                                                                                                             81,958

AUSTRALIAN DOLLARS -- 2.69%
Queensland Treasury Corp. 6.00% 2015                                                                      A$ 40,940          32,872
New South Wales Treasury Corp. 6.00% 2012                                                                    20,000          15,744
New South Wales Treasury Corp. 5.50% 2014                                                                    20,750          15,962
News America Holdings Inc. 8.625% 2014                                                                        5,050           4,200
Australian Government 5.75% 2011                                                                              2,000           1,573
                                                                                                                             70,351

MEXICAN PESOS -- 1.77%
United Mexican States Government, Series M10, 10.50% 2011                                               MXP  10,011           1,007
United Mexican States Government, Series MI10, 8.00% 2013                                                   121,975          10,497
United Mexican States Government, Series MI10, 9.50% 2014                                                   114,500          10,749
United Mexican States Government, Series M20, 8.00% 2023                                                    226,087          17,999
United Mexican States Government, Series M20, 10.00% 2024                                                    63,500           6,059
                                                                                                                             46,311

SOUTH KOREAN WON -- 1.70%
Korean Government 4.50% 2008                                                                         KRW 33,210,750          32,563
Korean Government 4.50% 2009                                                                             12,145,000          11,933
                                                                                                                             44,496

POLISH ZLOTY -- 1.49%
Polish Government 8.50% 2006                                                                            PLZ  14,000           4,284
Polish Government 8.50% 2006                                                                                  3,000             943
Polish Government 6.00% 2009                                                                                  4,500           1,411
Polish Government 6.00% 2010                                                                                101,250          32,340
                                                                                                                             38,978

ISRAELI SHEKELS -- 1.19%
Israel Government Bond 7.50% 2014                                                                       ILS 132,075     US$  31,195


ARGENTINE PESOS -- 0.98%
Argentina (Republic of) 2.00% 2016(5)                                                                    ARS 11,900           6,253
Argentina (Republic of) 6.501% 2033(1,3)                                                                     32,341           9,909
Argentina (Republic of) 0.703% 2038(1)                                                                       70,667           9,539
                                                                                                                             25,701

COLOMBIAN PESOS -- 0.68%
Columbia (Republic of) Global 11.75% 2010                                                            COP 16,759,000           7,634
Colombia (Republic of) Global 12.00% 2015                                                                22,805,000          10,239
                                                                                                                             17,873

INDONESIA RUPIAH -- 0.54%
Indonesia (Republic of) 14.00% 2009                                                                  IDR 62,000,000           7,012
Indonesia (Republic of) 13.15% 2010                                                                      35,830,000           3,953
Indonesia (Republic of) 10.00% 2011                                                                       4,000,000             390
Indonesia (Republic of) 13.45% 2011                                                                      23,216,000           2,644
                                                                                                                             13,999

DANISH KRONER -- 0.43%
Kingdom of Denmark 5.00% 2005                                                                            DKr 21,000           3,417
Kingdom of Denmark 4.00% 2008                                                                                22,430           3,836
Kingdom of Denmark 6.00% 2009                                                                                 2,800             522
Realkredit Danmark A/S, Series 23D, 5.00% 2035(2)                                                            21,394           3,553
                                                                                                                             11,328

CANADIAN DOLLARS -- 0.39%
Canadian Government 7.25% 2007                                                                              C$1,000             881
Canadian Government 5.50% 2010                                                                                8,700           7,777
Canadian Government 5.75% 2029                                                                                  750             743
Manitoba Telecom Services Inc., Series 4, 5.85% 2009                                                          1,000             875
                                                                                                                             10,276

NEW ZEALAND DOLLARS -- 0.32%
New Zealand Government 6.50% 2013                                                                          NZ$3,000           2,188
New Zealand Government 4.50% 2016(6)                                                                          6,912           5,330
General Electric Capital Corp., Series A, 6.625% 2010                                                         1,125             786
                                                                                                                              8,304

NORWEGIAN KRONER -- 0.30%
Norwegian Government 6.00% 2011                                                                          NOK 44,500           7,846


U.S. DOLLARS -- 30.82%
U.S. Treasury 1.625% 2006(7)                                                                               US$6,500           6,424
U.S. Treasury 1.875% 2006                                                                                    15,590          15,454
U.S. Treasury 2.50% 2006(7)                                                                                   7,835           7,763
U.S. Treasury 6.875% 2006                                                                                     7,115           7,319
U.S. Treasury 3.25% 2007(7)                                                                                  17,500          17,359
U.S. Treasury 4.375% 2007(7)                                                                                  6,500           6,586
U.S. Treasury 3.375% 2008(7)                                                                                  5,000           4,953
U.S. Treasury 4.75% 2008                                                                                     28,500          29,462
U.S. Treasury 5.50% 2009(7)                                                                                   4,750           5,064
U.S. Treasury 6.00% 2009(7)                                                                              US$  1,660      US$  1,804
U.S. Treasury 5.75% 2010                                                                                     30,050          32,853
U.S. Treasury 5.00% 2011(7)                                                                                   4,800           5,119
U.S. Treasury 3.875% 2013(7)                                                                                    185             185
U.S. Treasury 4.25% 2013(7)                                                                                  57,750          59,212
U.S. Treasury 4.00% 2014                                                                                        990             996
U.S. Treasury 4.25% 2014(7)                                                                                  77,000          78,853
U.S. Treasury 4.25% 2014(7)                                                                                  26,450          27,078
U.S. Treasury 7.50% 2016                                                                                      6,850           8,983
U.S. Treasury 8.875% 2017(7)                                                                                  2,750           4,000
U.S. Treasury 7.875% 2021(7)                                                                                    665             941
U.S. Treasury 5.25% 2028(7)                                                                                   1,521           1,737
U.S. Treasury 5.25% 2029(7)                                                                                  42,925          49,102
U.S. Treasury 3.875% 2029(6,7)                                                                                1,065           1,491
U.S. Treasury 6.25% 2030(7)                                                                                   1,980           2,580
Russian Federation 8.25% 2010                                                                                   825             902
Russian Federation 5.00% 2030(1)                                                                             20,750          23,344
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(4)                                                      4,000           5,205
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014                                                         6,250           8,133
Fannie Mae 6.00% 2008                                                                                           750             793
Fannie Mae 6.00% 2013(2)                                                                                        793             821
Fannie Mae 6.00% 2015(2)                                                                                        526             545
Fannie Mae 5.00% 2017(2)                                                                                      2,661           2,697
Fannie Mae 5.00% 2019(2)                                                                                        768             778
Fannie Mae, Series 2001-4, Class GA, 10.243% 2025(1,2)                                                           50              57
Fannie Mae 3.777% 2033(1,2)                                                                                   2,716           2,695
Fannie Mae 6.00% 2034(2)                                                                                      1,125           1,155
Fannie Mae 5.50% 2034(2)                                                                                      1,632           1,657
France Telecom 8.50% 2011(1)                                                                                  9,630          11,188
Kazkommerts International BV 10.125% 2007                                                                     1,000           1,090
Kazkommerts International BV 7.00% 2009(4)                                                                    2,250           2,301
Kazkommerts International BV 8.50% 2013                                                                       1,750           1,864
Kazkommerts International BV (CGMD) 7.375% 2014(1,4)                                                          1,250           1,256
Kazkommerts International BV 7.875% 2014(4)                                                                   3,500           3,605
Kazkommerts International BV 7.875% 2014                                                                        500             515
Argentina (Republic of) 3.01% 2012(1)                                                                        11,300          10,101
Colombia (Republic of) Global 10.00% 2012                                                                     4,550           5,323
Colombia (Republic of) Global 10.75% 2013                                                                     2,500           3,052
Deutsche Telekom International Finance BV 8.50% 2010(1)                                                       2,500           2,900
Deutsche Telekom International Finance BV 8.75% 2030(1)                                                       3,250           4,414
Open Joint Stock Co. Gazprom 9.125% 2007                                                                      4,435           4,785
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034(4)                                                        2,000           2,510
Telecom Italia Capital SA, Series B, 5.25% 2013                                                               7,150           7,271
Enersis SA 7.375% 2014                                                                                        6,585           7,121
BNP Paribas 5.186% non-cumulative (undated)(1,4)                                                              6,680           6,767
Singapore Telecommunications Ltd. 6.375% 2011(4)                                                              5,900           6,515
Skandinaviska Enskilda Banken 6.875% 2009                                                                     1,985           2,149
Skandinaviska Enskilda Banken AB 5.471% (undated)(4)                                                          4,000           4,113
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                          530             532
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                        3,000           3,395
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        1,500           1,695
DaimlerChrysler North America Holding Corp. 8.50% 2031                                                          300             381
Federal Home Loan Bank 3.625% 2007                                                                            2,875           2,859
Federal Home Loan Bank 3.375% 2007                                                                            3,000           2,972
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% 2079(1,4)                                                      5,650           5,561
Dominican Republic 9.50% 2011(4)                                                                          US$   765       US$   824
Dominican Republic 9.50% 2011                                                                                   750             808
Dominican Republic 9.04% 2018(4)                                                                              2,750           2,881
Dominican Republic 9.04% 2018                                                                                 1,000           1,047
General Motors Acceptance Corp. 7.25% 2011                                                                      630             591
General Motors Acceptance Corp. 6.875% 2012                                                                     315             289
General Motors Acceptance Corp. 7.00% 2012                                                                    1,255           1,158
General Motors Acceptance Corp. 8.00% 2031                                                                    1,000             895
General Motors Corp. 7.20% 2011                                                                               1,020             949
General Motors Corp. 7.125% 2013                                                                                120             108
Residential Capital Corp. 6.875% 2015(4)                                                                      1,510           1,546
Freddie Mac 6.00% 2033(2)                                                                                     1,704           1,749
Freddie Mac 4.061% 2033(1,2)                                                                                  2,125           2,118
Freddie Mac 6.00% 2035(2)                                                                                     1,486           1,527
Development Bank of Singapore Ltd. 7.875% 2010(4)                                                             3,750           4,303
Development Bank of Singapore Ltd. 7.125% 2011(4)                                                               800             908
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(4)                4,260           4,258
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(4)                  700             713
TuranAlem Finance BV 8.50% 2015(4)                                                                            4,695           4,859
SBC Communications Inc. 4.125% 2009                                                                           3,250           3,226
SBC Communications Inc. 5.10% 2014                                                                              900             922
SBC Communications Inc. 6.45% 2034                                                                              520             587
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(2,4)                                                4,500           4,624
Household Finance Corp. 6.40% 2008                                                                              500             530
HSBC Finance Corp. 5.00% 2015                                                                                 1,815           1,833
HSBC Capital Funding LP 4.61% (undated)(1,4)                                                                  2,250           2,201
Scottish Power PLC 5.375% 2015                                                                                4,400           4,519
Korea First Bank 7.267% 2034(1,4)                                                                             4,000           4,504
PSEG Energy Holdings Inc. 8.625% 2008                                                                           845             902
PSEG Power LLC 7.75% 2011                                                                                     1,775           2,049
PSEG Power LLC 5.00% 2014                                                                                     1,300           1,314
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015(2)                              4,000           3,999
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036(2)                              750             826
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041(2)                            1,877           1,863
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043(2)                            1,308           1,299
Weyerhaeuser Co. 6.75% 2012                                                                                   3,145           3,465
International Lease Finance Corp. 4.75% 2009                                                                    750             755
American International Group, Inc. 4.25% 2013                                                                 1,185           1,151
International Lease Finance Corp. 5.875% 2013                                                                 1,400           1,489
Clear Channel Communications, Inc. 7.65% 2010                                                                   250             271
Clear Channel Communications, Inc. 5.75% 2013                                                                   835             817
Clear Channel Communications, Inc. 5.50% 2014                                                                 2,315           2,200
Panama (Republic of) Global 9.625% 2011                                                                         280             336
Panama (Republic of) 9.375% 2012                                                                              1,315           1,598
Panama (Republic of) Global 10.75% 2020                                                                         750           1,020
Panama (Republic of) Global 9.375% 2029                                                                         130             162
Guatemala (Republic of) 10.25% 2011(4)                                                                          750             907
Guatemala (Republic of) 10.25% 2011                                                                             990           1,198
Guatemala (Republic of) 9.25% 2013(4)                                                                           500             591
Guatemala (Republic of) 9.25% 2013                                                                              260             307
Wal-Mart Stores, Inc. 4.125% 2010                                                                             3,000           2,994
Ford Motor Credit Co. 6.50% 2007                                                                              1,000           1,008
Ford Motor Credit Co. 7.875% 2010                                                                             1,500           1,484
Ford Motor Co. 7.45% 2031                                                                                       530             444
Ukraine Government 11.00% 2007                                                                                  655             693
Ukraine Government 7.65% 2013(4)                                                                          US$ 2,000       US$ 2,215
Lebanon (Republic of) 11.625% 2016                                                                            2,385           2,791
State of Qatar 9.75% 2030                                                                                     1,750           2,726
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              2,400           2,682
Pemex Project Funding Master Trust 9.125% 2010                                                                  500             587
Pemex Project Funding Master Trust, Series A, 5.75% 2015(4)                                                   2,000           2,001
Vodafone Group PLC 7.75% 2010                                                                                 2,250           2,572
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2,4)                                                    2,543           2,498
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033(2)                           722             746
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034(2)                         1,200           1,252
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039(2)                            500             495
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                          250             276
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                         500             554
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            1,500           1,620
PETRONAS Capital Ltd. 7.00% 2012(4)                                                                           2,050           2,347
Norske Skogindustrier ASA 7.625% 2011(4)                                                                      1,690           1,893
Norske Skogindustrier ASA 7.125% 2033(4)                                                                        360             384
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                          1,375           1,420
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                    500             565
Sierra Pacific Resources 8.625% 2014                                                                            250             277
Devon Financing Corp., ULC 6.875% 2011                                                                        2,005           2,246
AES Corp. 9.50% 2009                                                                                            750             840
AES Corp. 8.75% 2013(4)                                                                                       1,250           1,403
Peru (Republic of) 9.875% 2015                                                                                1,750           2,174
Brazil (Federal Republic of) Global 9.25% 2010                                                                  825             922
Brazil (Federal Republic of) Global 11.00% 2040                                                               1,000           1,204
Polish Government 5.25% 2014                                                                                  2,000           2,114
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                        600             624
HCA Inc. 6.95% 2012                                                                                           1,000           1,065
HCA Inc. 6.25% 2013                                                                                             370             379
Lazard LLC 7.125% 2015(4)                                                                                     2,010           2,031
Telefonica Europe BV 7.75% 2010                                                                               1,750           2,021
Banque Centrale de Tunisie 7.375% 2012                                                                        1,750           2,021
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024(2)                                                       2,000           1,980
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(2,4)                          2,000           1,977
Chohung Bank 4.50% 2014(1,4)                                                                                  2,000           1,970
SK Telecom Co., Ltd. 4.25% 2011(4)                                                                            2,000           1,962
Edison Mission Energy 10.00% 2008                                                                             1,250           1,409
Edison Mission Energy 7.73% 2009                                                                                500             529
American Tower Corp. 9.375% 2009                                                                                129             136
American Tower Corp. 7.125% 2012                                                                              1,175           1,248
American Tower Corp. 7.50% 2012                                                                                 475             509
Qwest Capital Funding, Inc. 7.75% 2006                                                                          320             329
Qwest Capital Funding, Inc. 7.00% 2009                                                                          900             884
Qwest Capital Funding, Inc. 7.75% 2031                                                                          180             156
Qwest Services Corp. 13.50% 2010                                                                                270             313
U S WEST Capital Funding, Inc. 6.375% 2008                                                                      170             167
U S WEST Capital Funding, Inc. 6.875% 2028                                                                       50              40
J.P. Morgan Chase & Co. 4.75% 2015                                                                            1,880           1,885
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                          480             491
Electronic Data Systems Corp. 7.45% 2029                                                                      1,200           1,282
Hospitality Properties Trust 6.75% 2013                                                                         690             759
Hospitality Properties Trust 5.125% 2015                                                                      1,000             987
Liberty Mutual Group Inc. 6.50% 2035(4)                                                                       1,750           1,740
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033(2)                            US$   575       US$   602
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038(2)                                 1,000           1,092
Dynegy Holdings Inc. 10.125% 2013(4)                                                                          1,425           1,617
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(2)                                              1,500           1,594
National Capital Trust II 5.486% (undated)(1,4)                                                               1,500           1,547
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               1,500           1,529
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009(2)                                 1,471           1,496
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009(2)           1,500           1,492
TFM, SA de CV 10.25% 2007                                                                                       585             629
TFM, SA de CV 12.50% 2012                                                                                       715             840
Cardinal Health, Inc. 6.75% 2011                                                                                700             772
Cardinal Health, Inc. 4.00% 2015                                                                                625             579
United Mexican States Government Global 4.625% 2008                                                           1,025           1,033
United Mexican States Government Global 10.375% 2009                                                            250             299
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                                     1,100           1,309
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,4)                                                             860             811
Petrozuata Finance, Inc., Series B, 8.22% 2017(2)                                                               525             495
El Salvador (Republic of) 7.65% 2035(4)                                                                       1,300           1,300
Indonesia (Republic of) 6.75% 2014(4)                                                                         1,250           1,250
General Electric Capital Corp., Series A, 6.75% 2032                                                          1,000           1,238
Six Flags, Inc. 9.75% 2013                                                                                      800             759
Six Flags, Inc. 9.625% 2014                                                                                     500             470
Ecuador (Republic of) 8.00% 2030(1)                                                                           1,465           1,227
ICI Wilmington, Inc. 4.375% 2008                                                                                250             248
ICI Wilmington, Inc. 5.625% 2013                                                                                900             935
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034(2)                                1,167           1,181
Empresa Nacional de Electricidad SA 8.35% 2013                                                                1,000           1,164
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1, 4.89% 2037(2)                                                                  1,109           1,128
Comcast Cable Communications, Inc. 6.75% 2011                                                                 1,020           1,127
LBI Media, Inc. 10.125% 2012                                                                                  1,000           1,110
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031(2,4)                        1,000           1,107
Quintiles Transnational Corp. 10.00% 2013                                                                     1,000           1,100
Seneca Gaming Corp. 7.25% 2012                                                                                1,050           1,091
William Lyon Homes, Inc. 10.75% 2013                                                                          1,000           1,090
Earle M. Jorgensen Co. 9.75% 2012                                                                             1,000           1,085
NiSource Finance Corp. 6.15% 2013                                                                             1,000           1,082
Stoneridge, Inc. 11.50% 2012                                                                                  1,000           1,025
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                 1,000           1,015
AMC Entertainment Inc. 9.875% 2012                                                                            1,000             997
BellSouth Corp. 4.20% 2009                                                                                    1,000             997
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037(2)          1,000             991
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038(2)                                        1,000             975
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030(2)                                        955             975
United Rentals (North America), Inc. 7.75% 2013                                                                 500             494
United Rentals (North America), Inc., Series B, 7.00% 2014                                                      500             479
CanWest Media Inc., Series B, 8.00% 2012                                                                        916             969
AMH Holdings, Inc. 0%/11.25% 2014(8)                                                                          1,500             960
Tenet Healthcare Corp. 6.375% 2011                                                                            1,000             958
Archstone-Smith Operating Trust 5.625% 2014                                                                     910             957
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010(2)                                                  949             949
Jacuzzi Brands, Inc. 9.625% 2010                                                                                850             935
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030(2)                             880             926
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                      960             917
Carmike Cinemas, Inc. 7.50% 2014                                                                              1,000             911
General Maritime Corp. 10.00% 2013                                                                              825             899
Downey Financial Corp. 6.50% 2014                                                                           US$ 840         US$ 899
SLM Corp., Series A, 5.00% 2015                                                                                 875             897
Verizon Global Funding Corp. 7.25% 2010                                                                         790             896
Twin Reefs Asset Trust (XLFA), Series B, 4.19% (undated)(1,4)                                                   900             894
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041(2)                   895             889
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(1,2)                     895             885
Pathmark Stores, Inc. 8.75% 2012                                                                                895             883
RH Donnelley Inc. 10.875% 2012(4)                                                                               750             876
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                              850             852
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,4)                                            791             848
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014                                     925             823
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                         750             817
Dex Media, Inc., Series B, 8.00% 2013                                                                           750             801
Payless ShoeSource, Inc. 8.25% 2013                                                                             750             795
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                  750             788
Technical Olympic USA, Inc. 10.375% 2012                                                                        750             787
Abitibi-Consolidated Inc. 8.55% 2010                                                                            750             786
Buffets, Inc. 11.25% 2010                                                                                       750             759
Ispat Inland ULC 9.75% 2014                                                                                     649             759
Triton PCS, Inc. 8.75% 2011                                                                                     375             267
Triton PCS, Inc. 9.375% 2011                                                                                    675             488
SBA Communications Corp. 8.50% 2012                                                                             690             747
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                       525             530
Stone Container Corp. 8.375% 2012                                                                               205             208
Health Net, Inc. 9.875% 2011(1)                                                                                 615             735
American Cellular Corp., Series B, 10.00% 2011                                                                  500             510
Dobson Cellular Systems, Inc. 9.875% 2012(4)                                                                    200             212
Argosy Gaming Co. 7.00% 2014                                                                                    650             719
Gold Kist Inc. 10.25% 2014                                                                                      626             711
Warner Chilcott Corp. 8.75% 2015(4)                                                                             720             704
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.624% 2035(1,2)             700             701
Riddell Bell Holdings Inc. 8.375% 2012                                                                          690             695
Aztar Corp. 7.875% 2014                                                                                         650             691
Nextel Communications, Inc. 7.375% 2015                                                                         625             678
Graphic Packaging International, Inc. 8.50% 2011                                                                650             673
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                          590             670
Foundation PA Coal Co. 7.25% 2014                                                                               625             659
NTK Holdings, Inc. 0%/10.75% 2014(4,8)                                                                          650             309
THL Buildco, Inc. 8.50% 2014                                                                                    370             346
Kabel Deutschland GmbH 10.625% 2014(4)                                                                          600             654
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031(2)                           636             650
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                               650             649
Rhodia 10.25% 2010                                                                                              600             646
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.473% 2033(1,2)                                640             632
Cox Communications, Inc. 4.625% 2010                                                                            625             624
Wells Fargo & Co. 3.50% 2008                                                                                    625             615
Cablevision Systems Corp., Series B, 8.00% 2012                                                                 620             611
Goodman Global Holdings 7.875% 2012(4)                                                                          650             605
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                               555             597
Carnival Corp. 6.15% 2008                                                                                       565             593
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                                 585             591
Owens-Illinois, Inc. 7.35% 2008                                                                                 400             417
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                  160             171
American Commercial Lines Inc. 9.50% 2015(4)                                                                    550             583
Argo-Tech Corp. 9.25% 2011                                                                                      500             545
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(4)                         US$ 575         US$ 543
Fisher Communications, Inc. 8.625% 2014                                                                         500             533
Centex Corp. 4.75% 2008                                                                                         525             528
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(4)                                                500             526
ACE INA Holdings Inc. 5.875% 2014                                                                               500             525
Host Marriott, LP, Series K, 7.125% 2013                                                                        500             524
Entravision Communications Corp. 8.125% 2009                                                                    500             523
Georgia-Pacific Corp. 9.375% 2013                                                                               455             517
Koppers Inc. 9.875% 2013                                                                                        475             515
Washington Mutual, Inc. 5.625% 2007                                                                             500             511
Playtex Products, Inc. 9.375% 2011                                                                              475             502
Allied Waste North America, Inc., Series B, 8.875% 2008                                                         250             264
Allied Waste North America, Inc., Series B, 5.75% 2011                                                          250             235
Dominion Resources, Inc., Series B, 4.125% 2008                                                                 500             498
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                     500             495
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(4)                                               500             494
Blockbuster Inc. 9.00% 2012(4)                                                                                  525             494
Encore Acquisition Co. 6.00% 2015(4)                                                                            500             491
Micron Technology, Inc. 6.50% 2005(4)                                                                           476             474
K&F Industries, Inc. 7.75% 2014                                                                                 460             473
Williams Companies, Inc. 8.75% 2032                                                                             390             470
Building Materials Corp. of America 7.75% 2014                                                                  500             465
American Media Operations, Inc., Series B, 10.25% 2009                                                          140             141
American Media Operations, Inc. 8.875% 2011                                                                     320             305
Rite Aid Corp. 6.875% 2013                                                                                      500             435
Dyncorp International LLC 9.50% 2013(4)                                                                         460             430
Standard Aero Holdings, Inc. 8.25% 2014(4)                                                                      400             424
Gaylord Entertainment Co. 8.00% 2013                                                                            400             422
Regal Cinemas Corp., Series B, 9.375% 2012(9)                                                                   400             422
Rayovac Corp. 7.375% 2015(4)                                                                                    430             418
Celestica Inc. 7.875% 2011                                                                                      225             232
Celestica Inc. 7.625% 2013                                                                                      165             166
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033(2)                             381             385
Iron Mountain Inc. 7.75% 2015                                                                                   380             384
Telenet Group Holding NV 0%/11.50% 2014(4,8)                                                                    490             383
Amkor Technology, Inc. 9.25% 2008                                                                               360             347
Amkor Technology, Inc. 10.50% 2009                                                                               25              22
Equistar Chemicals, LP 10.125% 2008                                                                             325             353
Bombardier Recreational Products Inc. 8.375% 2013                                                               325             348
HVB Funding Trust I 8.741% 2031(4)                                                                              250             343
Government National Mortgage Assn. 6.00% 2013(2)                                                                326             340
Government National Mortgage Assn. 8.50% 2021(2)                                                                  2               2
Mohegan Tribal Gaming Authority 6.375% 2009                                                                     320             328
Rockwood Specialties Group, Inc. 7.50% 2014(4)                                                                  325             324
Jostens IH Corp. 7.625% 2012                                                                                    325             323
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(4)                                                  300             317
Tenneco Automotive Inc. 8.625% 2014                                                                             310             313
Hawaiian Telcom Communications, Inc. 9.75% 2013(4)                                                              275             293
Toll Brothers, Inc. 6.875% 2012                                                                                 250             279
Electricidad de Caracas Finance BV 10.25% 2014(4)                                                               270             278
UCAR Finance Inc. 10.25% 2012                                                                                   260             275
Schering-Plough Corp. 5.55% 2013(1)                                                                             250             266
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032(2)                  250             265
WCI Communities, Inc. 9.125% 2012                                                                               250             264
Team Health, Inc. 9.00% 2012                                                                                    250             261
Sprint Capital Corp. 6.00% 2007                                                                             US$ 250         US$ 256
Emmis Communications Corp. 9.314% 2012(1,4)                                                                     250             256
JSG Funding PLC 9.625% 2012                                                                                     250             251
Cooper-Standard Automotive Inc. 7.00% 2012                                                                      225             205
Cooper-Standard Automotive Inc. 8.375% 2014                                                                      50              40
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(4)                                        225             241
MedCath Holdings Corp. 9.875% 2012                                                                              210             236
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(4)                                             240             235
Reader's Digest Association, Inc. 6.50% 2011                                                                    225             229
Intelsat, Ltd. 8.25% 2013(4)                                                                                    220             228
Valor Telecommunications Enterprises, LLC and Valor Finance Corp. 7.75% 2015(4)                                 230             227
Loews Cineplex Entertainment Corp. 9.00% 2014(4)                                                                230             224
Exelon Corp. 4.90% 2015                                                                                         210             211
Northwest Airlines, Inc. 9.875% 2007                                                                            400             202
Neenah Paper, Inc. 7.375% 2014(4)                                                                               200             195
Delphi Corp. 6.50% 2013                                                                                         240             179
ACIH, Inc. 0%/11.50% 2012(4,8)                                                                                  300             178
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.573% 2027(1,2,4)                                 162             166
Young Broadcasting Inc. 10.00% 2011                                                                             170             162
Toys "R" Us, Inc. 7.375% 2018                                                                                   180             147
Accuride Corp. 8.50% 2015                                                                                       125             123
Visteon Corp. 7.00% 2014                                                                                        130             108
SpectraSite, Inc. 8.25% 2010                                                                                    100             106
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                              100             106
Elizabeth Arden, Inc. 7.75% 2014                                                                                100             105
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,4)                100             104
PETCO Animal Supplies, Inc. 10.75% 2011                                                                          75              84
                                                                                                                            806,271


Total bonds & notes (cost: $2,368,380,000)                                                                                2,471,060


Rights & warrants -- 0.00%                                                                                   Shares

U.S. DOLLARS -- 0.00%
GT Group Telecom Inc., warrants, expire 2010(4,9,10)                                                          1,000              --*

Total rights & warrants (cost: $52,000)                                                                                          --*


Preferred stocks -- 1.24%

U.S. DOLLARS -- 1.12%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,4)                                     4,320,000           4,897
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,4)                               3,670,000           4,052
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1,4)               7,300,000           8,376
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,4)                             7,140,000           7,828
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,4)                                         2,200,000           2,468
RBS Capital Trust I 4.709% noncumulative trust preferred(1)                                               1,000,000             988
Dobson Communications Corp. 13.00% senior exchangeable preferred                                                737             796
                                                                                                                             29,405

EURO -- 0.12%
Royal Bank of Scotland Group PLC 6.625%(1)                                                                1,650,000      US$  2,290
HSBC Capital Funding LP 8.03% noncumulative preferred(1)                                                    500,000             778
                                                                                                                              3,068


Total preferred stocks (cost: $32,356,000)                                                                                   32,473

Common stocks -- 0.00%

U.S. DOLLARS -- 0.00%
Delta Air Lines, Inc.(10)                                                                                    34,503             130


Total common stocks (cost: $205,000)                                                                                            130


                                                                                                  Principal amount
Short-term securities -- 2.54%                                                                               (000)

Clipper Receivables Co. LLC 3.40% due 7/1/2005(4)                                                        US$ 13,300          13,299
American Honda Finance Corp. 3.13% due 8/3/2005(7)                                                           11,000          10,969
DaimlerChrysler Revolving Auto Conduit LLC II 3.12% due 7/27/2005(7)                                         10,000           9,978
Societe Generale N.A. Inc. 3.10% due 7/25/2005(7)                                                             8,200           8,182
HBOS Treasury Services PLC 3.25% due 9/1/2005(7)                                                              7,800           7,755
Old Line Funding LLC 3.08% due 7/15/2005(4)                                                                   6,375           6,367
Nestle Capital Corp. 3.04% due 7/8/2005(4)                                                                    6,000           5,996
Wal-Mart Stores Inc. 3.21% due 8/9/2005(4)                                                                    3,800           3,786

Total short-term securities (cost: $66,330,000)                                                                              66,332


Total investment securities (cost: $2,467,323,000)                                                                        2,569,995
Other assets less liabilities                                                                                                46,463

Net assets                                                                                                            US$ 2,616,458


(1) Coupon rate may change periodically.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $176,519,000, which represented 6.75% of the net assets of the fund.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Step bond; coupon rate will increase at a later date.
(9) Valued under fair value procedures adopted by authority of the Board of Directors.
(10) Security did not produce income during the last 12 months.


* Amount less than one thousand.


                                                                      unaudited

Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                           $   117,963
Gross unrealized depreciation on investment securities                                               (15,952)
Net unrealized appreciation on investment securities                                                 102,011
Cost of investment securities for federal income tax purposes                                      2,467,984




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
----------------------------------
Mark H. Dalzell, President and PEO

Date: August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Mark H. Dalzell
----------------------------------
Mark H. Dalzell, President and PEO

Date: August 26, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: August 26, 2005